SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Disclosure [Abstract]
SHARE-BASED PAYMENT

NOTE 20 - SHARE-BASED PAYMENT:

1.	On January 22, 2024, the Company’s Board of Directors approved a grant of 320,000 RSUs to employees and a grant of options to purchase 80,000 shares to consultants. The RSUs represents the right to receive Ordinary Shares at a future time, 245,000 of which vest over a period of three years, with a one-year cliff period and 70,000 vesting immediately on the grant date. 10,000 of the options were vested immediately on the grant date, 25,000 option vest over a period of three years and 45,000 option vests over a period of one year and nine months. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.
2.	On February 5, 2024, the Company’s Board of Directors approved a grant of 2,277,000 RSUs to officers, a grant of options to purchase 30,000 Ordinary Shares and 90,000 RSUs to directors. The RSUs and options represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

3.	On February 20, 2025, the Company’s Board of Directors approved a grant of 644,000 RSUs to employees, a grant of 2,360,000 RSUs to certain of its executives and directors and options to purchase an aggregate of 55,000 Ordinary Shares to service providers under the 2019 Equity Incentive Plan. The RSUs and options represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

4.	On August 6, 2025, the Company’s Board of Directors approved a grant of 1,200,000 RSUs to certain of its executives. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years, 25% of the amount will vest on January 1, 2026, 25% of the amount will vest on July 1, 2026 and the rest will be vested equal quarterly amounts along two more years. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise. The board also approved a grant of 300,000 RSUs to certain of its executives based on revenue milestones to be measured at the end of the fiscal year of 2027.

5.	On November 18, 2025, the Company’s Board of Directors approved a grant of 490,000 RSUs to employees, a grant of 30,000 RSUs to certain director, options to purchase an aggregate of 20,000 Ordinary Shares to employee and options to purchase an aggregate of 20,000 Ordinary Shares to service providers under the 2019 Equity Incentive Plan. The RSUs and options represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair value of all granted options was estimated by using the Black Scholes option pricing model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions.

The following inputs were used to measure the fair value of the option at grant date:

		November 18, 2025	February 22, 2025
(i)	Expected volatility	123.41%	128.78%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	One year - Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.12%	4.5%

		January 22, 2024	February 5, 2024
(i)	Expected volatility	144.83%	143.98%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.03%-4.07%	4.16%

The fair value of all granted RSUs was the Company’s quote price at the grant date.

During the year ended December 31, 2025, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $3,575.

During the year ended December 31, 2024, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $1,767.

During the year ended December 31, 2023, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $1,427.

The options to services providers and advisers outstanding as December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	185,111	3.359	105,111	4.085	114,512	3.058
Granted	55,000	3.405	80,000	3.779	-	-
Exercised	-	-	-	-	9,401	0.367
Options outstanding	240,111	3.370	185,111	3.359	105,111	4.085
Options exercisable	200,111	3.362	162,154	3.251	94,242	3.267
Share-based payment expenses	$44		$66		$19

The RSUs to services providers and advisers outstanding as of December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	-	7,433	18,266
Vested	-	7,433	10,833
RSUs outstanding	-	-	7,433
RSU’s Vested	32,500	32,500	25,067
Share-based payment expenses	$-	$1	$9

The options to employees and directors outstanding as of December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	368,641	0.70	357,689	0.37	386,260	0.37
Granted	40,000	3.42	30,000	3.56	-	-
Exercised	101,376	0.37	19,048	0.37		0.37
Forfeited	30,000	3.56	-	-	28,571	0.37
Options outstanding	277,265	0.91	368,641	0.70	357,689	0.37
Options exercisable	244,765	0.57	338,641	0.45	350,131	0.37
Share-based payment expenses	$(5)		$17		$47	-

The RSUs to employees and directors outstanding as of December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	2,518,796	445,140	1,727,842
Granted	5,024,000	2,687,000	-
Forfeited	85,337	25,836	67,087
Vested	2,711,947	587,508	1,215,615
RSUs outstanding	4,745,512	2,518,796	445,140
RSU’s Vested	6,396,644	3,684,697	3,097,189
Share-based payment expenses	$3,536	$1,683	$1,352